ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

($ thousands)	December 31, 2014	December 31, 2013

Accrued receivables	$136,949	$122,482
Accounts receivable – trade	41,618	36,034
Current income tax receivable	23,900	9,371
Allowance for doubtful accounts	(2,722)	(2,796)

Total accounts receivable	$199,745	$165,091